QUARTERLY FINANCIAL DATA (UNAUDITED) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 28, 2019	Dec. 29, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 30, 2017	Sep. 30, 2017	Jul. 01, 2017	Apr. 01, 2017	Sep. 28, 2019	Sep. 29, 2018	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
QUARTERLY FINANCIAL DATA (UNAUDITED)
Net sales	$ 229,125	$ 241,179	$ 196,109	$ 206,288	$ 135,257	$ 202,099	$ 183,032	$ 148,407	$ 105,701	$ 616,132	$ 537,654	$ 778,833	$ 639,239	$ 818,914
Gross profit	120,076	127,828	97,541	100,570	57,189	93,123	82,192	73,031	46,255	312,980	255,300	383,128	294,601	413,961
Net income	$ 21,302	$ 25,169	$ 17,030	$ 18,825	$ (3,261)	$ 3,974	$ 11,271	$ 7,053	$ (6,897)	$ 45,692	$ 32,594	$ 57,763	$ 15,401	$ 47,977
Basic	$ 0.25	$ 0.30	$ 0.21	$ 0.23	$ (0.04)	$ 0.05	$ 0.14	$ 0.09	$ (0.08)	$ 0.54	$ 0.40	$ 0.71	$ 0.19	$ 0.59
Diluted	$ 0.25	$ 0.30	$ 0.21	$ 0.23	$ (0.04)	$ 0.05	$ 0.14	$ 0.09	$ (0.08)	$ 0.53	$ 0.39	$ 0.69	$ 0.19	$ 0.58